Other Obligations - Narratives (Details) € in Thousands, $ in Thousands			12 Months Ended
	Aug. 30, 2019 item	Feb. 01, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			$ 26,526
Ferroatlantica, S.A.U.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of interest in subsidiary sold	100.00%				100.00%
Number of hydroelectric power plants transferred. | item	10
Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			26,922
Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in fair value of contingent consideration.			26,145
Tolling Agreement with Cee-Dumbria Ferroalloys Plant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Litigation liability			27,018			€ 23,855
Kintuk
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired		100.00%
Payment of contingent consideration			3,273
Contingent consideration			26,537	$ 16,632
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period for contingent consideration		8 years 6 months
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements		$ 0
Average simulated revenues			245,292	135,868
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements		$ 60,000
Average simulated revenues			$ 311,050	$ 262,441
Ferroglobe Mangan Norge
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)			10.70%	12.50%
Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)			10.90%	11.50%